New standards and amendments and interpretations of existing standards (Details 1)	Dec. 31, 2017 BRL (R$)
Reconciliation Of The Shareholders Equity In The Transition From IAS 39 To IFRS 9 [Abstract]
Shareholders' equity in accordance with IAS 39 as of December 31, 2017	R$ 117,693,704
IFRS 9 adjustments
Expected credit loss for credit operations	(3,829,475)	[1]
Expected credit loss for other financial assets	(743,048)
Remesuration of assets by virtue of the new classification of IFRS 9	644,398	[2]
Other	366,102	[3]
Deferred income tax	1,424,809
Shareholders' equity in accordance with IFRS 9 as of January 1, 2018	R$ 115,556,490

[1]	Includes financial guarantees given and loan commitments;
[2]	Change of the measurement of financial assets in accordance with the new classification of IFRS 9;
[3]	Accounting adequacy as required by IFRS 9 in the reclassification of securities measured at fair value through other comprehensive income.